MORGAN STANLEY VARIABLE INSURANCE FUND, INC.

522 Fifth Avenue

New York, NY 10036

October 11, 2018

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:                             Morgan Stanley Variable Insurance Fund, Inc.

Registration Statement on Form N-14

Dear Sir or Madam:

On behalf of Morgan Stanley Variable Insurance Fund, Inc., a Maryland corporation (the “Registrant”), and pursuant to Rule 488 under the Securities Act of 1933, as amended (the “1933 Act”), transmitted herewith for filing with the Securities and Exchange Commission under the 1933 Act is the Registrant’s Registration Statement on Form N-14 (the “Registration Statement”) relating to a proposed Agreement and Plan of Reorganization, pursuant to which substantially all of the assets and liabilities of the Multi Cap Growth Portfolio, a series of Morgan Stanley Variable Investment Series, will be transferred to the Growth Portfolio, a series of the Registrant (“VIF Growth”), in exchange for shares of common stock of VIF Growth.

Pursuant to Rule 488, the Registration Statement designates an effective date of November 14, 2018.  No fees are required in connection with this filing.  Should you have any questions regarding the Registration Statement on Form N-14 or the foregoing matters, please do not hesitate to contact me at 212.698.3526 (tel) or 212.698.3599 (fax).

Very truly yours,

/s/ Allison Fumai
Allison Fumai